Summary of significant accounting policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Summary of significant accounting policies

2 Summary of significant accounting policies

Basis of presentation

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) applicable to interim financial reporting and pursuant to the applicable rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and disclosures normally included in annual consolidated financial statements prepared in accordance with US GAAP have been condensed or omitted. These interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and related notes for the year ended December 31, 2025, included in its Annual Report on Form 20-F.

SIMPPLE LTD. AND ITS SUBSIDIARIES

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FINANCIAL STATEMENTS

2 Summary of significant accounting policies (cont’d)

Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated on consolidation.

Going concern

The Company has incurred a net loss of S$2,069,012 (US$1,598,805) and net cash outfiows from operating activities of S$6,715,672 (US$5,189,453) during the six months ended June 30, 2026, and as at June 30, 2026 had an accumulated loss of S$20,885,001 (US$16,138,630). These financial statements have been prepared on a going concern basis, which assumes the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due.

Management has commenced a strategy to raise debt and equity. However, there can be no certainty that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business. All of these factors raise substantial doubt about the ability of the Company to continue as a going concern within one year after the date these financial statements are issued.

The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

SIMPPLE LTD. AND ITS SUBSIDIARIES

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FINANCIAL STATEMENTS

2 Summary of significant accounting policies (cont’d)

Foreign currency translation

The functional currency for SIMPPLE is the Singapore Dollar (“S$”), which is also the subsidiaries IFSC Pte. Ltd., Gaussian Robotics Pte. Ltd. and Simpple Pte. Ltd.’s functional currency. The Company uses Singapore Dollar (“S$”) as its reporting currency.

In the condensed consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the income statements during the period in which they occur.

Translations of the condensed consolidated balance sheet, condensed consolidated statement of income and condensed consolidated statements of cash flow from S$ into US$ as of and for the six months ended June 30, 2026 are solely for the convenience of the reader and were calculated at the rate of US$0.7727 = S$1, as set forth in the statistical release of the Federal Reserve System on June 30, 2026. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2026, or at any other rate.

Use of estimates

The preparation of condensed consolidated financial statements in conformity with US GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s condensed consolidated financial statements include allowance for credit losses on receivables, the useful lives of property and equipment, impairment of intangible assets and interest rate of leases. Actual results may differ from these estimates.

Cash and cash equivalents and restricted cash

Cash and cash equivalents mainly represent cash at bank and demand deposits which have original maturities less than three months and are unrestricted as to withdrawal or use. Restricted cash comprises a fixed deposit of S$1,000,000 pledged as security for the Group’s borrowings as of December 31, 2025 and June 30, 2026.

SIMPPLE LTD. AND ITS SUBSIDIARIES

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2 Summary of significant accounting policies (cont’d)

Deposits and prepayments

Deposits and prepayments are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2025 and June 30, 2026, management believes that the Company’s prepayments and deposits are not impaired.

Account receivables and allowance for expected credit losses

Account receivables mainly represent amounts due from clients for sale of goods and services fees which are recorded net of allowance. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As at December 31, 2025 and June 30, 2026, the Company made S$129,517 and S$129,517 (US$100,083) allowance for current expected credit losses for account receivables, respectively.

Inventory

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in, first-out principle, and includes expenditure incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition.

Intangible assets

Intangible assets with finite lives are initially recorded at cost and amortized in a method which reflects the pattern in which the economic benefits of the intangible assets are expected to be consumed or otherwise used up.

We evaluate the recoverability of intangible assets with finite lives in accordance with ASC 360-10 whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Under ASC 360-10, long-lived assets are tested for recoverability at the asset group level, which represents the lowest level for which identifiable cash flows are largely independent. For purposes of the Company’s impairment assessment, the asset group was determined at the Company level, and the intangible asset represents the primary asset within the asset group.

The recoverability of the asset group is assessed by comparing its carrying amount to the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset group. If the carrying amount exceeds the sum of such undiscounted cash flows, the asset group is not considered recoverable. In such cases, management estimates the fair value of the asset group, and an impairment loss is recognized for the amount by which the carrying amount exceeds its fair value.

The Company performed a recoverability assessment and determined that the sum of the undiscounted cash flows expected from the use and eventual disposition of the asset group exceeded its carrying amount. Accordingly, the asset group was considered recoverable and no impairment loss was recognized.

The intangible asset is amortized using the straight-line approach over the estimated useful life as follows:

Software development cost	5 years

SIMPPLE LTD. AND ITS SUBSIDIARIES

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FINANCIAL STATEMENTS

2 Summary of significant accounting policies (cont’d)

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Furniture and fittings	3 years
Machineries	3 years
Office equipment & computers	1 year
Renovation	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the condensed consolidated statement of income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment of long-lived assets

Long-lived assets primarily include property and equipment and intangible assets. In accordance with ASC 360-10, the Company evaluates its long-lived assets for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. The unit of account for impairment testing is the asset group, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

The recoverability of an asset group is assessed by comparing the carrying amount of the asset group to the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset group. An asset group is not recoverable if its carrying amount exceeds the sum of such undiscounted cash flows. If the asset group is not recoverable, management estimates the fair value of the asset group, and an impairment loss is recognized for the amount by which the carrying amount of the asset group exceeds its fair value.

As of December 31, 2025 and June 30, 2026, management identified indicators of impairment for its asset groups and performed a recoverability assessment in accordance with ASC 360-10. Based on the assessment performed, the sum of the undiscounted cash flows expected from the use and eventual disposition of the asset groups exceeded their carrying amounts. Accordingly, the asset groups were determined to be recoverable and no impairment loss was recognized.

Contract assets and liabilities

The Company bills its clients based upon contractual schedules. Contract assets represent rights to consideration for goods or services transferred to customers that are conditional on something other than the passage of time. Contract liabilities represent amounts received or due from customers before the related goods or services are transferred. During the six months ended June 30, 2026, the Company recognized S$882,962 of revenue that was included in contract liabilities as of December 31, 2025.

Leases

The Company is a lessee of non-cancellable operating leases for its corporate office premise and vehicles. The Company determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate based on the information available at the lease commencement date. The Company generally uses the base, non-cancellable lease term in calculating the right-of-use assets and liabilities.

The Company separates lease and non-lease components for its leases. Lease components comprise monthly rental payments, while non-lease components include payments for building management, utilities and property tax. Accordingly, non-lease components are accounted for separately from the lease components to which they relate.

SIMPPLE LTD. AND ITS SUBSIDIARIES

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2 Summary of significant accounting policies (cont’d)

Leases (cont’d)

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the six months ended June 30, 2025 and 2026, the Company did not have any impairment loss against its operating lease right-of-use assets.

Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	- observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	- Other inputs that are directly or indirectly observable in the marketplace.
Level 3	- Unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, account receivables, account payables, other payables to related parties, and accruals and other payables approximate their fair values because of their generally short maturities.

Revenue recognition

The Company applied ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”) for all periods presented.

The five-step model defined by ASC 606 required the Company to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts, and (5) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised goods or services are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods or services.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects that, upon inception of revenue contracts, the period between when the Company transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

Revenue is measured based on the consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

Revenue is recognised when the Company satisfies a performance obligation by transferring a promised good or service to the customer, which is when the customer obtains control of the good or service. A performance obligation may be satisfied at a point in time or over time. The amount of revenue recognised is the amount allocated to the satisfied performance obligation.

SIMPPLE LTD. AND ITS SUBSIDIARIES

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2 Summary of significant accounting policies (cont’d)

Revenue recognition (cont’d)

The Company’s principal revenue streams include:

Sale of goods – Commercial customers

The Company supplies autonomous robotic cleaning equipment for commercial applications.

Revenue is recognised when the goods are delivered to the customer and all criteria for acceptance have been satisfied. No element of financing is deemed present as the sales are made with credit terms consistent with market practice. The Company recognises contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts in its balance sheet.

Revenue from sale of goods – commercial customers also include revenue from comprehensive maintenance service. For these contracts. We account for the maintenance service separately from the sales of goods as they are distinct performance obligations. Refer to the discussion below related to contracts with multiple performance obligations for further details. The transaction price is allocated to separate performance obligations on a relative stand-alone selling price (“SSP”) basis. The transactions price allocated to the sales of goods is recognized when transfer of control of the goods to the customer. The transaction price allocated to the comprehensive maintenance service is recognized over the contract term.

Sale of goods – Distributors

The Company also sells the above products wholesale to third party distributors. Sales are recognised when control of the products have transferred to these distributors, being when the products are delivered and accepted. The third-party distributors have limited discretion over sales channels and price to sell the products, and there are no unfulfilled obligations that could affect the distributors’ acceptance of the products. No element of financing is deemed present as the sales are made with a credit term of 30 days, which is consistent with market practice.

Software services rendered

Revenue from software services rendered is recognised in the accounting period in which the services are rendered, as a performance obligation satisfied over time. For fixed-price contracts, revenue is recognised based on the actual service provided to the end of the reporting period as a proportion of the total services to be provided. Payments for services rendered are not due from the customer until the services are complete.

Revenue from software services rendered also include revenues from sales of hardware. For these contracts, we account for the hardware separately from the software service rendered as they are distinct performance obligations. Refer to the discussion below related to contracts with multiple performance obligations for further details. The transaction price is allocated to separate performance obligations on a relative SSP basis. The transaction price allocated to the hardware is recognized when transfer of control of the hardware to the customer is complete. The transaction price allocated to the software service is recognized ratably over contract term.

Significant judgements

The Group enters into contracts with customers for the sale of robotic equipment bundled with comprehensive maintenance service packages. These arrangements typically include multiple performance obligations comprising (i) robotic equipment and (ii) maintenance services provided over a specified period.

Determining whether the robotic equipment and maintenance services are distinct performance obligations requires judgement. The Group has assessed that the robotic equipment is capable of being distinct as it can operate independently upon delivery, while the maintenance services are separately identifiable as they do not significantly modify or customise the underlying asset. Accordingly, these are generally accounted for as separate performance obligations.

The SSP of the comprehensive maintenance service packages is generally observable, as these services are sold separately on a consistent basis to customers. Observable pricing is derived from standalone maintenance contracts, taking into consideration contract duration, service scope, and customer-specific factors.

SIMPPLE LTD. AND ITS SUBSIDIARIES

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2 Summary of significant accounting policies (cont’d)

Significant judgements (cont’d)

For the robotic equipment, the SSP is not directly observable due to limited standalone sales and significant variability in pricing across bundled arrangements. Accordingly, the Group applies the residual approach to estimate the SSP of the robotic equipment. Under this approach, the SSP of the robotic equipment is determined by deducting the observable SSP of the maintenance services from the total transaction price of the contract.

Principal vs agent consideration

When another party is involved in providing goods to the customer, the Company applies the principal versus agent guidance under ASC 606 to determine whether it acts as a principal or an agent in the transaction. For arrangements involving the referral of customers for the sale of robots, the Company does not control the robots before they are transferred to the customer and does not have discretion in establishing the transaction price. Accordingly, the Company acts as an agent and recognises revenue on a net basis, representing the commission earned from referral.

The Company’s agent revenue streams include:

Robot sales commission

Revenue from commissions earned on robot sales referrals is recognised when the Company satisfies its performance obligation of successfully referring a customer that results in a completed sale. The Company earns a commission from the robot supplier upon completion of the sale to the end customer. As the Company acts as an agent in these arrangements and does not control the robots before they are transferred to the customer, revenue is recognised on a net basis, representing the commission earned from the referral services.

Employee benefits

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

i)	Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Company pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid.

ii)	Short-term compensated absences

Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date.

iii)	Key management personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity. Directors are considered key management personnel.

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

SIMPPLE LTD. AND ITS SUBSIDIARIES

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2 Summary of significant accounting policies (cont’d)

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the condensed consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for condensed consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its condensed consolidated statements of income for the six months ended June 30, 2025 and 2026, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Earnings or Loss per share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if warrants to purchase ordinary shares were exercised.

Credit risk

Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of cash, accounts receivable and other current assets.

The Company has designed their credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable is short term in nature and the associated risk is minimal. The Company conducts credit evaluations on its clients and generally does not require collateral or other security from such clients. The Company periodically evaluates the creditworthiness of the existing clients in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the Company’s financial instruments will fluctuate because of changes in market interest rates. The Company’s exposure to interest rate risk arises mainly from its interest-bearing financial liabilities. The Company periodically reviews its liabilities and monitors interest rate fluctuations to ensure that the exposure to interest rate risk is within acceptable levels. The interest-bearing financial liabilities are carrying at fixed interest rate or floating rates. There is no impact on the other comprehensive income.

SIMPPLE LTD. AND ITS SUBSIDIARIES

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2 Summary of significant accounting policies (cont’d)

Recent Accounting Pronouncements

The Company is an “ emerging growth company “ (“EGC “) as defined in the Jumpstart Our Business Startups Act of 2012 (the “ JOBS Act “). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company made the election to delay the adoption of new or revised accounting standards.

In November 2024, the FASB issued ASU 2024-03 Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures (“ASU 2024-03”), which requires more detailed information about specified categories of expenses presented on the face of the income statement, in addition to disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, with early adoption permitted. The amendment may be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating ASU 2024-03 to determine the impact it may have on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the assets. The guidance is effective for the Company beginning December 15, 2025, with early adoption permitted. The Company does not expect the adoption to have a material impact on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”), to modernize the accounting guidance for the costs to develop software for internal use. The standard applies to costs incurred to develop or obtain software for internal use. ASU 2025-06 amends the existing standard that refers to various stages of a software development project to align better with current software development methods, such as agile programming. Under the new standard, entities will commence capitalizing eligible costs when (i) management has authorized and committed to funding the software project, and (ii) it is probable that the project will be completed and the software will be used to perform the function intended. The new standard also supersedes the guidance related to costs incurred to develop a website. ASU 2025-06 guidance is effective for annual periods beginning after December 15, 2027. The guidance can be applied on a prospective basis, a modified basis for in-process projects or on a retrospective basis. The Company is currently evaluating the impact of the adoption of this standard.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated balance sheets, statements of operations and cash flows.